Fair Value of Assets & Liabilities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Gain/(loss) on instrument specific credit risk				$ 0.5	$ 1.5	$ 0.4
Corporate
Segment Reporting Information [Line Items]
Long-lived asset impairment	$ 3.0	$ 2.0
Regional Banking
Segment Reporting Information [Line Items]
Long-lived asset impairment	$ 0.8		$ 3.7